Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	FIDELITY SCHOOL STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000215829
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2015
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014